PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

32.PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalent	17,466	409	56
Prepayments and other current assets	24,999	73,592	10,082
Total current assets	42,465	74,001	10,138
Total assets	42,465	74,001	10,138

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short term loan	41,179	34,307	4,700
Long-term debts due within one year	110,574	84,482	11,574
Accrued expenses and other liabilities	20,483	67,300	9,220
Derivative liability	163	—	—
Amounts due to subsidiaries	1,992,011	2,337,986	320,301
Total current liabilities	2,164,410	2,524,075	345,795

Non-current liabilities:
Long-term bank and other borrowings, non-current portion	—	2,190	300
Total liabilities	2,164,410	2,526,265	346,095

Shareholders’ equity (deficit):
Class A ordinary shares (par value of US$0.0001per share; authorized shares-500,000,000; issued shares-96,565,584 and 96,565,584 as of December 31, 2023 and 2024; outstanding shares-84,463,737 and 84,463,737 as of December 31, 2023 and 2024, respectively)	68	68	10
Class B ordinary shares (par value of US$0.0001per share; authorized shares‑45,787,948; issued shares-45,787,948 and 45,787,948 as of December 31, 2023 and 2024; outstanding shares- 45,787,948 and 45,787,948 as of December 31, 2023 and 2024, respectively)	37	37	5
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2023 and 2024, respectively)	(7)	(7)	(1)
Additional paid-in capital	2,007,965	2,169,693	297,247
Accumulated other comprehensive loss	(65,419)	(77,349)	(10,596)
Accumulated deficit	(4,064,589)	(4,544,706)	(622,622)
Total shareholders’ equity (deficit)	(2,121,945)	(2,452,264)	(335,957)
Total liabilities and shareholders’ equity (deficit)	42,465	74,001	10,138

Condensed statements of comprehensive loss

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	5,242	(2,414)	(2,642)	(362)
Selling expenses	(524)	—	—	—
Operating loss	4,718	(2,414)	(2,642)	(362)
Equity in loss of subsidiaries	(605,175)	(314,122)	(422,351)	(57,860)
Interest income	—	14	438	60
Interest expense	(10,394)	(9,926)	(47,314)	(6,482)
Changes in fair value of derivatives	1,055	5,282	168	23
Other income, net	96,609	(1,008)	—	—
Foreign exchange gain(loss)	23,526	24,516	(8,416)	(1,153)
Net loss	(489,661)	(297,658)	(480,117)	(65,774)
Other comprehensive income (loss)
Foreign currency translation, net of tax of nil	(53,964)	(6,480)	(7,630)	(1,045)
Unrealized losses on available-for-sale securities, net	—	(31,173)	(4,299)	(589)
Total other comprehensive (loss) income	(53,964)	(37,653)	(11,929)	(1,634)
Comprehensive loss	(543,625)	(335,311)	(492,046)	(67,408)

Condensed statements of cash flows

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	(2,047)	(1,258)	641	88
Net cash (used in) generated from investing activities	(29,335)	15,655	19,039	2,608
Net cash (used in) generated from financing activities	16,591	1,590	(37,226)	(5,100)

Exchange rate effect on cash	1,243	(31)	489	67

Net (decrease) increase in cash	(13,548)	15,956	(17,057)	(2,337)
Cash at beginning of the year	15,058	1,510	17,466	2,393

Cash at end of the year	1,510	17,466	409	56

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investment in subsidiaries” and the subsidiaries profit or loss as “Equity in loss of subsidiaries” on the statements of comprehensive income loss. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.